Stockholder's Deficit (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Number of shares stock option outstanding	$ 6,850,000
Weighted Average Exercise Price Beginning balance	$ 7.42	$ 7.42
Number of shares outstanding granted	1,000,000	6,850,000	6,850,000
Weighted Average Exercise Price granted			$ 7.42
Weighted Average Remaining Life Granted	5 years	5 years 2 months 23 days	5 years 2 months 23 days	5 years 2 months 23 days
Number of shares outstanding expired
Weighted Average Exercise Price Expired
Number of shares outstanding exercised	3,600,000
Weighted Average Exercise Price granted	$ 8.04
Weighted Average Exercise Price granted	$ 8.37		$ 7.42
Number of shares outstanding exercised	(3,600,000)
Weighted Average Exercise Price granted	$ (8.04)
Weighted Average Remaining Life Forfeited	4 years 4 months 17 days
Number of shares stock option outstanding	$ 4,250,000	$ 6,850,000
Weighted Average Exercise Price ending balance	$ 7.75	$ 7.42	$ 7.42
Weighted Average Remaining Life Outstanding	5 years 10 months 6 days		5 years 2 months 23 days